Condensed Consolidated Unaudited Interim Statements of Cash Flows € in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)
Cash flows from operating activities
Income (loss) for the period			€ (4,269)	€ (4,398)	€ 9,784
Adjustments for:
Financing expenses, net			1,110	3,127	8,153
Capital gain					(18,770)
Depreciation			1,447	3,043	6,416
Share-based payment transactions			20	3	8
Share of profits of equity accounted investees			(850)	(31)	(3,086)
Payment of interest on loan by an equity accounted investee			582	370	370
Change in trade receivables and other receivables			127	(1,744)	403
Change in other assets			(234)	(708)	(1,950)
Change in receivables from concessions project			704	646	1,329
Change in accrued severance pay, net				8	9
Change in trade payables			(35)	1,065	461
Change in other payables			368	1,054	5,336
Income tax expense (tax benefit)			88	514	(287)
Income taxes paid					(100)
Interest received			869	835	1,719
Interest paid			(1,853)	(2,655)	(6,083)
Net cash provided by (used in) operating activities			(1,926)	1,129	3,712
Cash flows from investing activities
Acquisition of fixed assets			(81,280)	(44,519)	(74,587)
Acquisition of subsidiary, net of cash acquired				(1,000)	(1,000)
Proceeds from sale of investments					34,586
Compensation as per agreement with Erez Electricity Ltd.			1,418
Repayment of loan by an equity accounted investee			1,923
Proceeds from settlement of derivatives, net				532	532
Proceeds (investment) in restricted cash, net			22,580	(5,219)	(26,003)
Investment in short term deposit					(6,302)
Repayment of loan to others				3,500	3,912
Net cash used in investing activities			(55,359)	(46,706)	(68,862)
Cash flows from financing activities
Repayment of long-term loans			(2,804)	(4,158)	(5,844)
Repayment of Debentures			(26,923)	(4,532)	(9,836)
Cost associated with long term loans					(12,218)
Proceeds from options				19	19
Sale of shares in subsidiaries to non-controlling interests				14,062	13,936
Acquisition of shares in subsidiaries from non-controlling interests					(2,961)
Issuance of warrants			320
Issuance of ordinary shares			13,188		7,807
Proceeds from long term loans, net			80,584	58,894	59,298
Proceeds from issuance of Debentures, net					22,317
Net cash from financing activities			64,365	64,285	72,518
Effect of exchange rate fluctuations on cash and cash equivalents			(357)	(55)	259
Increase in cash and cash equivalents			6,723	18,653	7,627
Cash and cash equivalents at the beginning of the period			44,509	36,882	36,882
Cash and cash equivalents at the end of the period			51,232	€ 55,535	€ 44,509
USD [Member]
Cash flows from operating activities
Income (loss) for the period | $	[1]	$ (4,782)
Adjustments for:
Financing expenses, net | $	[1]	1,243
Capital gain | $	[1]
Depreciation | $	[1]	1,621
Share-based payment transactions | $	[1]	22
Share of profits of equity accounted investees | $	[1]	(952)
Payment of interest on loan by an equity accounted investee | $	[1]	652
Change in trade receivables and other receivables | $	[1]	142
Change in other assets | $	[1]	(262)
Change in receivables from concessions project | $	[1]	789
Change in accrued severance pay, net | $	[1]
Change in trade payables | $	[1]	(39)
Change in other payables | $	[1]	412
Income tax expense (tax benefit) | $	[1]	99
Income taxes paid | $	[1]
Interest received | $	[1]	974
Interest paid | $	[1]	(2,076)
Net cash provided by (used in) operating activities | $	[1]	(2,157)
Cash flows from investing activities
Acquisition of fixed assets | $	[1]	(91,054)
Acquisition of subsidiary, net of cash acquired | $	[1]
Proceeds from sale of investments | $	[1]
Compensation as per agreement with Erez Electricity Ltd. | $	[1]	1,589
Repayment of loan by an equity accounted investee | $	[1]	2,154
Proceeds from settlement of derivatives, net | $	[1]
Proceeds (investment) in restricted cash, net | $	[1]	25,295
Investment in short term deposit | $	[1]
Repayment of loan to others
Net cash used in investing activities | $	[1]	(62,016)
Cash flows from financing activities
Repayment of long-term loans | $	[1]	(3,141)
Repayment of Debentures | $	[1]	(30,161)
Cost associated with long term loans | $	[1]
Proceeds from options | $	[1]
Sale of shares in subsidiaries to non-controlling interests | $	[1]
Acquisition of shares in subsidiaries from non-controlling interests | $	[1]
Issuance of warrants | $	[1]	358
Issuance of ordinary shares | $	[1]	14,774
Proceeds from long term loans, net | $	[1]	90,275
Proceeds from issuance of Debentures, net | $	[1]
Net cash from financing activities | $	[1]	72,105
Effect of exchange rate fluctuations on cash and cash equivalents | $	[1]	(400)
Increase in cash and cash equivalents | $	[1]	7,532
Cash and cash equivalents at the beginning of the period | $	[1]	49,861
Cash and cash equivalents at the end of the period | $	[1]	$ 57,393

[1]	Convenience translation into US$ (exchange rate as at June 30, 2020: EUR 1 = US$ 1.120)